Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,880	$ 860
Non-current restricted cash	11	91
SPL Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	544	358
Cheniere Partners and cash held by guarantor subsidiaries [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,045	247
CCL Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	227	197
Non-current restricted cash	0	73
Cash held by our subsidiaries restricted to Cheniere [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	64	58
Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current restricted cash	11	$ 18
2016 CQP Credit Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line Of Credit Facility, Original Borrowing Capacity	$ 2,800		$ 2,800